                                               The Lutheran Brotherhood Family of Funds

                                         Supplement to the Prospectus Dated December 30, 2003

The amount of "Other Expenses" in the table of the Annual Fund Operating Expenses for each Fund is amended to reflect new transfer
agency fees on January 1, 2004.   The following tables replace the table of Annual Fund Operating Expenses for each Fund:

---------- ---------------- -------------------- ----------------- -------------------- --------------- --------------
                                                                   Total Annual         Expense
           Management       Distribution         Other             Fund Operating       Reimburse       Net
Fund       Fees             (12b-1) Fees         Expenses          Expenses             ment            Expenses
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Opportunity Growth Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.48%          None                 1.25%*            1.73%                None            1.73%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.48%          0.75%                1.25%*            2.48%                None            2.48%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.48%          None                 0.31%**           0.79%                0.15%/1/        0.64%
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Lutheran Brotherhood Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.44%          None                 1.25%*            1.69%                None            1.69%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.44%          0.75%                1.25%*            2.44%                None            2.44%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.44%          None                 0.32%**           0.76%                0.15%/2/        0.61%
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Lutheran Brotherhood World Growth Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.86%          None                 1.36%*            2.22%                None            2.22%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.86%          0.75%                1.36%*            2.97%                0.22%/3/        2.75%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.86%          None                 0.54%**           1.40%                0.15%/4/        1.25%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Growth Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.43%          None                 1.75%*            2.18%                1.25%/5/        0.93%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.43%          0.75%                1.75%*            2.93%                1.25%/6/        1.68%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.43%          None                 0.63%**           1.06%                1.40%/7/        (0.34)%
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Lutheran Brotherhood Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.38%          None                 0.63%*            1.01%                None            1.01%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.38%          0.75%                0.63%*            1.76%                None            1.76%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.38%          None                 0.53%**           0.91%                0.15%/8/        0.76%
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Lutheran Brotherhood Value Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.40%          None                 1.38%*            1.78%                0.80%/9/        0.98%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.40%          0.75%                1.38%*            2.53%                0.80%/10/       1.73%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.40%          None                 0.54%**           0.94%                0.95%/11/       (0.01)%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood High Yield Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.39%          None                 0.55%*            0.94%                None            0.94%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.39%          0.75%                0.55%*            1.69%                None            1.69%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.39%          None                 0.28%**           0.67%                0.15%/12/       0.52%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Income Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.34%          None                 0.48%*            0.82%                None            0.82%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.34%          0.75%                0.48%*            1.57%                None            1.57%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.34%          None                 0.26%**           0.60%                0.15%/13/       0.45%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.32%          None                 0.38%*            0.70%                None            0.70%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.32%          0.75%                0.38%*            1.45%                None            1.45%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Insti-tutional
Shares
             0.32%          None                 0.22%**           0.54%                0.15%/14/        0.39%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Limited Maturity Bond Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.30%          None                 0.62%*            0.92%                0.20%/15/       0.72%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.30%          None                 0.62%*            0.92%                None            0.92%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.30%          None                 0.32%**           0.62%                0.15%/16/       0.47%
----------------------------------------------------------------------------------------------------------------------
Lutheran Brotherhood Money Market Fund
----------------------------------------------------------------------------------------------------------------------
Class A
Shares        0.25%          None                 0.64%*            0.89%                0.10%/17/       0.79%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Class B
Shares        0.25%          None                 0.64%*            0.89%                0.10%/18/       0.79%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------
Institu-
tional
Shares        0.25%          None                 0.25%**           0.50%                0.15%/19/       0.35%
------------ -------------- -------------------- ----------------- -------------------- --------------- --------------

*  Includes a 0.25% shareholder servicing fee.
** Includes a 0.15% shareholder servicing fee.

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Opportunity Growth Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/2/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Mid Cap Growth Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/3/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
World Growth Fund equal in the aggregate to 0.22% of the average daily net assets of the Class B shares of the Fund.
/4/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
World Growth Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/5/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Growth Fund equal in the aggregate to 1.25% of the average daily net assets of the Class A shares of the Fund.
/6/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Growth Fund equal in the aggregate to 1.25% of the average daily net assets of the Class B shares of the Fund.
/7/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Growth Fund equal in the aggregate to 1.40% of the average daily net assets of the Institutional shares of the Fund.
/8/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/9/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Value Fund equal in the aggregate to 0.80% of the average daily net assets of the Class A shares of the Fund.
/10/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Value Fund equal in the aggregate to 0.80% of the average daily net assets of the Class B shares of the Fund.
/11/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Value Fund equal in the aggregate to 0.95% of the average daily net assets of the Institutional shares of the Fund.
/12/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
High Yield Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/13/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Income Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/14/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Municipal Bond Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/15/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Limited Maturity Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares of the Fund.
/16/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Limited Maturity Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.
/17/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Class A shares of the Fund
/18/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Class B shares of the Fund
/19/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB
Money Market Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.

                                           The date of this Supplement is February 13, 2004.

                                          Please include this Supplement in your prospectus.